Aggregate Contract Amounts of Derivative Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	¥ 144,250	¥ 158,674
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	13,904	14,442
Designated as Hedging Instrument | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	12,941	13,852
Designated as Hedging Instrument | Interest rate swaps
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	963	590
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	130,346	144,232
Not Designated as Hedging Instrument | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	130,346	144,006
Not Designated as Hedging Instrument | Currency swaps
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments		¥ 226